Equity (Loss) Earnings of Joint Ventures	12 Months Ended
Jun. 28, 2015
Equity Method Investments And Joint Ventures [Abstract]
Equity (Loss) Earnings of Joint Ventures

EQUITY (LOSS) EARNINGS OF JOINT VENTURES

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a one-third ownership interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method. The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013
Net sales	$124,929	$111,844	$92,388
Cost of goods sold	105,132	94,701	76,759
Gross profit	19,797	17,143	15,629
Engineering, selling and administrative expense	16,155	14,169	17,270
Income (loss) from operations	3,642	2,974	(1,641)
Other income, net	123	1,809	497
Income (loss) before provision for Income taxes	3,765	4,783	(1,144)
Provision (benefit) for income taxes	41	810	(690)
Net income (loss)	$3,724	$3,973	$(454)
STRATTEC’s share of VAST LLC net
Income (loss)	$1,241	$1,324	$(151)
Intercompany profit eliminations	10	—	4
STRATTEC’s equity earnings (loss) of VAST LLC	$1,251	$1,324	$(147)

	June 28, 2015	June 29, 2014
Cash and cash equivalents	$5,792	$8,267
Receivables, net	23,511	24,907
Inventories, net	13,792	12,649
Other current assets	12,479	7,720
Total current assets	55,574	53,543
Property, plant and equipment, net	26,070	23,949
Other long-term assets	15,413	2,779
Total assets	$97,057	$80,271
Current liabilities	$43,605	$44,436
Long-term liabilities	7,212	6,571
Total liabilities	$50,817	$51,007
Net assets	$46,240	$29,264
STRATTEC’s share of VAST LLC net assets	$15,413	$9,755

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, during 2013, we acquired a 51 percent ownership interest in a newly formed joint venture company, STRATTEC Advanced Logic, LLC (formerly known as NextLock, LLC), which was formed to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner. Effective February 16, 2015, STRATTEC Advanced Logic, LLC entered into a $1.5 million revolving credit facility (the “STRATTEC Advanced Logic Credit Facility”) with BMO Harris Bank N.A., which is fully guaranteed by STRATTEC. Interest on borrowings under the STRATTEC Advanced Logic Credit Facility is at varying rates based, at STRATTEC Advanced Logic, LLC’s option, on the London Interbank Offering Rate (“LIBOR”) plus 1.0 percent or the bank’s prime rate. The STRATTEC Advanced Logic Credit Facility currently has a maturity date of February 16, 2016. Outstanding borrowings under the STRATTEC Advanced Logic Credit Facility as of June 28, 2015 totaled $995,000. STRATTEC Advanced Logic, LLC is considered a variable interest entity based on the STRATTEC guarantee. STRATTEC is not the primary beneficiary and does not control the entity. Accordingly, our investment in STRATTEC Advanced Logic, LLC is accounted for using the equity method. As of June 28, 2015, STRATTEC has a recorded liability equal to the estimated fair value of the guarantee of $995,000, which amount is equal to the outstanding borrowings on the STRATTEC Advanced Logic Credit Facility as of June 28, 2015. The liability is included in Other Current Liabilities in the accompanying Consolidated Balance Sheets. STRATTEC’s proportionate share of the guarantee based on our ownership percentage in STRATTEC Advanced Logic, LLC totals $507,000, and accordingly, we have increased our investment in STRATTEC Advanced Logic, LLC as of June 28, 2015 by this amount. Our joint venture partner did not guarantee their proportionate share of the STRATTEC Advanced Logic Credit Facility. As a result, STRATTEC recorded a loss of $488,000 which is equal to our partner’s proportionate share, based upon their ownership interest in the joint venture, of the fair value of the STRATTEC guarantee. This loss is included in Equity Loss (Earnings) of Joint Ventures for 2015 in the accompanying Consolidated Statements of Income and Comprehensive Income.

Effective November 1, 2014, a license agreement was signed with Westinghouse allowing STRATTEC Advanced Logic, LLC to do business as Westinghouse Security. Payments required under this license agreement were guaranteed by STRATTEC. As of June 28, 2015, STRATTEC has recorded a liability equal to the estimated fair value of the guarantee of these payments of $250,000, which amount is equal to the future payments required to be made under the license agreement as of June 28, 2015. The liability is included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets. STRATTEC’s proportionate share of the guarantee of these payments based on our ownership percentage in STRATTEC Advanced Logic, LLC totals $127,000, and accordingly, we have increased our investment in STRATTEC Advanced Logic, LLC as of June 28, 2015 by this amount. Our joint venture partner did not guarantee their proportionate share of the payments required under the license agreement. As a result, STRATTEC recorded a loss of $123,000 which is equal to our partner’s proportionate share, based upon their ownership interest in the joint venture, of the fair value of the STRATTEC guarantee. This loss is included in Equity Loss (Earnings) of Joint Ventures for 2015 in the accompanying Consolidated Statements of Income and Comprehensive Income.

During 2015, a loan was made from STRATTEC to STRATTEC Advanced Logic, LLC in support of operating expenses and working capital needs. As of June 28, 2015, the outstanding loan amount totaled $100,000. A valuation reserve of $100,000 was recorded related to this loan as of June 28, 2015. The corresponding loss related to this valuation reserve is included in Equity Loss (Earnings) of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income.

Notwithstanding the existence of the STRATTEC Advanced Logic Credit Facility described herein, as a result of STRATTEC's guaranty of such credit facility and as a result of borrowing limitations imposed by the bank under such credit facility, even though we maintain a 51 percent ownership interest in STRATTEC Advanced Logic, LLC, effective with our fiscal 2015 fourth quarter, 100 percent of the funding for STRATTEC Advanced Logic, LLC was being made by STRATTEC through intercompany loans. Therefore, STRATTEC began recognizing 100 percent of the losses of STRATTEC Advanced Logic, LLC through Equity Loss (Earnings) of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income.

The following are summarized statements of operations and summarized balance sheet data for STRATTEC Advanced Logic (thousands of dollars):

	Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013
Net sales	$49	$—	$—
Cost of goods sold	450	—	—
Gross profit (loss)	(401)	—	—
Engineering, selling and administrative expense	1,492	720	153
Income (loss) from operations	(1,893)	(720)	(153)
Other income (expense), net	(4)	-	-
Net income (loss)	$(1,897)	$(720)	$(153)
STRATTEC’s share of STRATTEC Advanced Logic, LLC loss	$(1,328)	$(367)	$(78)
Loss on Guarantee of STRATTEC Advanced Logic, LLC Vendor Contract	(123)	—	—
Loss on Loan to STRATTEC Advanced Logic, LLC	(100)	—	—
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility	(488)	—	—
STRATTEC’s equity loss of STRATTEC Advanced Logic, LLC	$(2,039)	$(367)	$(78)

	June 28, 2015	June 29, 2014
Cash and cash equivalents	$71	$611
Receivables, net	14	-
Inventories, net	246	-
Property, plant and equipment, net	-	20
Total assets	$331	$631
Current liabilities	$1,600	$4
Net (liabilities) assets	$(1,269)	$627
STRATTEC’s share of STRATTEC Advanced Logic, LLC net (liabilities) assets	$(647)	$320

We have sales of component parts to VAST LLC and STRATTEC Advanced Logic, LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and STRATTEC Advanced Logic LLC for the periods indicated (thousands of dollars):

	2015	2014	2013
Sales to VAST LLC	$2,298	$231	$141
Sales to STRATTEC Advanced Logic, LLC	$157	$—	$—
Purchases from VAST LLC	$164	$233	$219
Expenses charged to VAST LLC	$832	$743	$517
Expenses charged from VAST LLC	$1,825	$1,261	$729

	June 28, 2015	June 29, 2014
Accounts receivable from VAST LLC	$118	$119
Accounts receivable from STRATTEC
Advanced Logic, LLC (A)	$278	$—
Current loan receivable from STRATTEC
Advanced Logic, LLC (A)	$100	$—
Long-term loan receivable from VAST LLC	$500	$285
Accounts payable to VAST LLC	$267	$98

(A)	Based on the current financial position of STRATTEC Advanced Logic, LLC, a valuation reserve has been established as of June 28, 2015 for the full amount of the receivable balance.